Stockholders' Equity - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Option, Beginning Balance	1,162,439	0	1,902,068
Stock Units, Granted	1,794,562	670,046	1,902,068
Stock Units, Vested	(233,311)	(840,186)
Stock Units, Forfeited	(132,881)	(569,489)	0
Stock Option, Ending Balance	2,590,809	1,162,439	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 4.98	$ 0	$ 8.14
Weighted Average Grant Date Fair Value, Granted	1.03	2.98	8.14
Weighted Average Grant Date Fair Value, Vested	3.31	8.34
Weighted Average Grant Date Fair Value, Forfeited or cancelled	6.51	8.22	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 2.32	$ 4.98	$ 0